UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $      792,486
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO                        COM            88579Y101    1,262    13,500 SH       DEFINED                13,500      0    0
AMAZON COM INC               COM            023135106      811     4,500 SH       DEFINED                 4,500      0    0
APPLE INC                    COM            037833100    2,091     6,000 SH       DEFINED                 6,000      0    0
AT&T INC                     COM            00206R102      704    23,000 SH       DEFINED                23,000      0    0
AUTOMATIC DATA PROCESSING IN COM            053015103      718    14,000 SH       DEFINED                14,000      0    0
AUTOZONE INC                 COM            053332102    1,915     7,000 SH       DEFINED                 7,000      0    0
BANK OF NEW YORK MELLON CORP COM            064058100    1,372    45,943 SH       DEFINED                45,943      0    0
BECTON DICKINSON & CO        COM            075887109    2,221    27,900 SH       DEFINED                27,900      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105      857    15,000 SH       DEFINED                15,000      0    0
CHEVRON CORP NEW             COM            166764100    2,150    20,000 SH       DEFINED                20,000      0    0
CME GROUP INC                COM            12572Q105      362     1,200 SH       DEFINED                 1,200      0    0
COACH INC                    COM            189754104    1,353    26,000 SH       DEFINED                26,000      0    0
COCA COLA CO                 COM            191216100    1,930    29,100 SH       DEFINED                29,100      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A           192446102    1,302    16,000 SH       DEFINED                16,000      0    0
CONOCOPHILLIPS               COM            20825C104    1,837    23,000 SH       DEFINED                23,000      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109    1,512    27,500 SH       DEFINED                27,500      0    0
EATON CORP                   COM            278058102    2,229    40,200 SH       DEFINED                40,200      0    0
EMERSON ELEC CO              COM            291011104    1,694    29,000 SH       DEFINED                29,000      0    0
EXELON CORP                  COM            30161N101      784    19,000 SH       DEFINED                19,000      0    0
EXXON MOBIL CORP             COM            30231G102    2,229    26,500 SH       DEFINED                26,500      0    0
FRANKLIN RES INC             COM            354613101      938     7,500 SH       DEFINED                 7,500      0    0
GENERAL ELECTRIC CO          COM            369604103      622    31,000 SH       DEFINED                31,000      0    0
GOLDMAN SACHS GROUP INC      COM            38141G104      793     5,000 SH       DEFINED                 5,000      0    0
GOODRICH CORP                COM            382388106    2,395    28,000 SH       DEFINED                28,000      0    0
GOOGLE INC                   CL A           38259P508    1,203     2,050 SH       DEFINED                 2,050      0    0
HEWLETT PACKARD CO           COM            428236103    1,495    36,500 SH       DEFINED                36,500      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    2,609    16,000 SH       DEFINED                16,000      0    0
INTUIT INC                   COM            461202103    2,124    40,000 SH       DEFINED                40,000      0    0
ISHARES INC                  MSCI MALAYSIA  464286830    8,819   596,300 SH       SOLE                  596,300      0    0
ISHARES INC                  MSCI THAILAND  464286624    9,514   142,400 SH       SOLE                  142,400      0    0
ISHARES TR                   INDO INVS MRKT 46429B309    9,621   322,300 SH       SOLE                  322,300      0    0
ISHARES TR                   RUSSELL 1000   464287622   92,042 1,246,000 SH       SOLE                1,246,000      0    0
ISHARES TR                   S&P 500 INDEX  464287200  188,110 1,414,255 SH       SOLE                1,414,255      0    0
JOHNSON & JOHNSON            COM            478160104    1,582    26,700 SH       DEFINED                26,700      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,844    40,000 SH       DEFINED                40,000      0    0
LINEAR TECHNOLOGY CORP       COM            535678106      858    25,500 SH       DEFINED                25,500      0    0
MASTERCARD INC               CL A           57636Q104    1,007     4,000 SH       DEFINED                 4,000      0    0
MCDONALDS CORP               COM            580135101      533     7,000 SH       DEFINED                 7,000      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102    1,685    30,000 SH       DEFINED                30,000      0    0
MICROSOFT CORP               COM            594918104      579    22,800 SH       DEFINED                22,800      0    0
NEWMONT MINING CORP          COM            651639106    1,092    20,000 SH       DEFINED                20,000      0    0
NIKE INC                     CL B           654106103    2,271    30,000 SH       DEFINED                30,000      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N103      912    20,000 SH       DEFINED                20,000      0    0
NORFOLK SOUTHERN CORP        COM            655844108    2,078    30,000 SH       DEFINED                30,000      0    0
NORTHERN TR CORP             COM            665859104      711    14,000 SH       DEFINED                14,000      0    0
PEPSICO INC                  COM            713448108    1,417    22,000 SH       DEFINED                22,000      0    0
PHILIP MORRIS INTL INC       COM            718172109    1,359    20,700 SH       DEFINED                20,700      0    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   30,093   524,000 SH       SOLE                  524,000      0    0
PRAXAIR INC                  COM            74005P104      762     7,500 SH       DEFINED                 7,500      0    0
PROCTER & GAMBLE CO          COM            742718109    1,706    27,700 SH       DEFINED                27,700      0    0
QUALCOMM INC                 COM            747525103    1,206    22,000 SH       DEFINED                22,000      0    0
SCHLUMBERGER LTD             COM            806857108    2,098    22,500 SH       DEFINED                22,500      0    0
SPDR DOW JONES INDL AVRG ETF UT SER 1       78467X109   92,019   748,000 SH       SOLE                  748,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  293,386 2,212,732 SH       SOLE                2,212,732      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102      722    13,000 SH       DEFINED                13,000      0    0
TRAVELERS COMPANIES INC      COM            89417E109    2,254    37,900 SH       DEFINED                37,900      0    0
VERIZON COMMUNICATIONS INC   COM            92343V104      694    18,000 SH       DEFINED                18,000      0    0


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